COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 74	$ 77	$ 85
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	78
Operating Leases, Future Minimum Payments, Due in Two Years	77
Operating Leases, Future Minimum Payments, Due in Three Years	71
Operating Leases, Future Minimum Payments, Due in Four Years	66
Operating Leases, Future Minimum Payments, Due in Five Years	64
Operating Leases, Future Minimum Payments, Due Thereafter	572
Operating Leases, Future Minimum Payments Due, Total	928
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	125
Operating Leases, Lease Limit Utilized	95
San Diego Gas and Electric Company and Subsidiary [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	20	18	20
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	20
Operating Leases, Future Minimum Payments, Due in Two Years	20
Operating Leases, Future Minimum Payments, Due in Three Years	19
Operating Leases, Future Minimum Payments, Due in Four Years	19
Operating Leases, Future Minimum Payments, Due in Five Years	18
Operating Leases, Future Minimum Payments, Due Thereafter	21
Operating Leases, Future Minimum Payments Due, Total	117
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	26	35	40
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	29
Operating Leases, Future Minimum Payments, Due in Two Years	29
Operating Leases, Future Minimum Payments, Due in Three Years	29
Operating Leases, Future Minimum Payments, Due in Four Years	27
Operating Leases, Future Minimum Payments, Due in Five Years	25
Operating Leases, Future Minimum Payments, Due Thereafter	198
Operating Leases, Future Minimum Payments Due, Total	$ 337
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%